Earnings Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income from continuing operations	$ 517,089	$ 112,637	[1]
Non-controlling interest	4,272	3,091	[1]
Net income attributable to shareholders of Tricon from continuing operations	512,817	109,546
Net (loss) income attributable to shareholders of Tricon from discontinued operations	(67,562)	3,776
Net income attributable to shareholders of Tricon	$ 445,255	$ 113,322
Weighted average number of common shares outstanding (in shares)	218,087,838	192,973,343
Adjustments for vested units (in shares)	1,746,292	1,653,784
Weighted average number of common shares outstanding for basic earnings per share (in shares)	219,834,130	194,627,127	[1]
Basic earnings per share
Continuing operations (in dollars per share)	$ 2.34	$ 0.56	[1]
Discontinued operations (in dollars per share)	(0.31)	0.02	[1]
Basic (loss) earnings per share (in dollars per share)	$ 2.03	$ 0.58	[1]

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.